Lease (Supplemental Balance Sheet Information Related to the Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Operating lease right-of-use assets	$ 2,479	$ 5,207
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Liabilities:
Current lease liabilities	$ 2,039	$ 1,999
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current
Non-current lease liabilities	$ 340	$ 3,142
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long Term Liabilities	Other Long Term Liabilities
Total operating lease liabilities	$ 2,379	$ 5,141
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities